STOCKHOLDER EQUITY (Details) - USD ($)											1 Months Ended															6 Months Ended			12 Months Ended
	Mar. 15, 2017	Dec. 08, 2016	Nov. 18, 2015	Oct. 23, 2015	Aug. 17, 2015	May 11, 2015	Apr. 22, 2015	Apr. 15, 2015	Mar. 23, 2015	Jan. 09, 2013	Jun. 30, 2017	Apr. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	May 31, 2016	Feb. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Jul. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Nov. 17, 2016	Oct. 19, 2015	Dec. 31, 2014
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized											1,000,000		1,000,000				1,000,000									1,000,000			1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)											$ 0.001		$ 0.001				$ 0.001									$ 0.001			$ 0.001	$ 0.001
Conversion of Stock, Shares Issued									169,334		60,846		18,188	54,759	197,713	54,859	84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334					1,430,871
Conversion of Stock, Shares Converted																													325,519
Stock Issued During Period, Shares, New Issues			200,000	66,667
Proceeds from Issuance of Redeemable Preferred Stock (in Dollars)																										$ 0	$ 0		$ 0	$ 450,000
Class of Warrant or Rights, Granted	630,000		100,000	33,334		374,641				1,330,627																1,930,296			2,049,504	3,728,479
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50					$ 1.50				$ 2.61
Warrants, Term of Warrants						5 years				5 years
Temporary Equity, Shares Issued											1,070						1,471									1,070				1,471
Temporary Equity, Shares Outstanding											1,005		1,070													1,005			1,070
Common Stock, Shares Authorized											200,000,000		200,000,000				50,000,000									200,000,000			200,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued											25,627,565		22,588,184				16,825,703									25,627,565			22,588,184	16,825,703
Common Stock, Shares, Outstanding											25,627,565		22,588,184				16,825,703									25,627,565			22,588,184	16,825,703
Stock Issued During Period, Shares, Share-based Compensation, Gross		20,875																								124,750
Shares Issued, Price Per Share (in Dollars per share)		$ 1.36									$ 1.43												$ 2.90			$ 1.43
Stock Issued During Period, Shares, Conversion of Convertible Securities																										90,000
Class of Warrant or Rights, Exercised																										0			0	164,184
Proceeds from Issuance or Sale of Equity (in Dollars)			$ 300,000	$ 100,000																						$ 239,970	$ 0		$ 0	$ 0
Stock Issued During Period, Shares, Issued for Services																										625,000
Stock Issued During Period, Value, Issued for Services (in Dollars)																										$ 894,749			$ 2,471,050	$ 3,341,752
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																													0.00%	0.00%
Share Price (in Dollars per share)	$ 1.37
Private Placement, Unit Description				each unit consisting of one share of the Company’s common stock and a warrant to purchase one half of one share of common stock
Registration Rights Agreement, Description				The registration rights agreements require the Company to file a registration statement within 45 calendar days upon close of the private placement and to be effective 120 calendar days thereafter. As of the date of filing, the Private Placement has not closed
Registration Payment Arrangement, Accrual Carrying Value (in Dollars)													$ 0				$ 0												$ 0	$ 0			$ 55,620
Common Stock, Par or Stated Value Per Share (in Dollars per share)											$ 0.001		$ 0.001				$ 0.001									$ 0.001			$ 0.001	$ 0.001
Stock Repurchased and Retired During Period, Shares												10,744
Series A Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized											200		200				200									200			200	200
Preferred Stock, Shares Outstanding											0															0
Series B Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized											600		600				600									600			600	600
Preferred Stock, Shares Outstanding											0															0
Series C Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized											4,200		4,200				4,200									4,200			4,200	4,200
Conversion of Stock, Shares Converted									200		65		20	70	236	75	100	117	170	200	350	323	180	200	50				401	1,690
Stock Issued During Period, Shares, New Issues						450																						2,181
Proceeds from Issuance of Redeemable Preferred Stock (in Dollars)						$ 450,000																						$ 1,814,910
Conversion of Stock, Amount Converted (in Dollars)																													$ 491,423	$ 2,146,302
Temporary Equity, Shares Issued											1,070		1,070				1,471									1,070			1,070	1,471
Temporary Equity, Shares Outstanding											1,070		1,070				1,471									1,070			1,070	1,471
Preferred Stock, Shares Outstanding											1,005		1,070													1,005			1,070
Exercise of Options [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																													83,545
Stock Issued During Period, Shares, Conversion of Convertible Securities							10,000																							10,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)							$ 2.09										$ 2.09													$ 2.09
Stock Issued During Period, Value, Stock Options Exercised (in Dollars)																													$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																													0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																													122.82%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																													1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																													5 years
Share Price (in Dollars per share)													$ 1.84																$ 1.84
Warrants Exercised at $3.09 [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																	3.09													$ 3.09
Stock Issued During Period, Shares, Conversion of Convertible Securities																														8,082
Cashless Exercise of Warrants [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities								99,552																						99,552
Class of Warrant or Rights, Exercised								156,102																						156,102
Securities Purchase Agreement [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																										2,149,529			3,798,417	2,645,432
Class of Warrant or Rights, Granted																										1,068,338			2,049,504
Proceeds from Issuance or Sale of Equity (in Dollars)																										$ 3,039,372			$ 5,226,368	$ 4,759,798
Payments of Stock Issuance Costs (in Dollars)																										$ 184,922			$ 490,543	$ 608,356
Services Provided [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Warrants, Term of Warrants					1 month
Shares Issued, Price Per Share (in Dollars per share)													1.93																$ 1.93
Stock Issued During Period, Shares, Issued for Services																													545,000
Stock Issued During Period, Value, Issued for Services (in Dollars)																													$ 1,051,850
2012 Equity Incentive Plan [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																													790,000	1,452,500
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)																													$ 1,419,200	$ 3,341,752
Shares Issued, Price Per Share (in Dollars per share)													1.80				$ 2.30												$ 1.80	$ 2.30
Director [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)													$ 1.36																$ 1.36
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)																																$ 1.56
Common Stock, Obligated but not Issued																													124,750
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)													$ 168,288																$ 168,288
Restricted Stock Units (RSUs) [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																													220,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)													$ 75,861																$ 75,861